FAIR VALUE MEASUREMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value loss on convertible loans	$ 761	¥ 5,296	¥ 784
No transfers into Level 3		0
No transfers out of Level 3		0
Carrying amount of long-term investment not fully recoverable				¥ 2,750
impairment charges	190	1,320	¥ 0
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
CL	3,529			24,568
impairment charges | $	190
Non recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for at fair value using the measurement alternative	$ 205			1,430
impairment charges		¥ 1,320
Level 3 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
CL				24,568
Level 3 | Non recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for at fair value using the measurement alternative				¥ 1,430